ADOPTION OF NEW ACCOUNTING STANDARDS	6 Months Ended
Oct. 31, 2023
Disclosure of initial application of standards or interpretations [abstract]
ADOPTION OF NEW ACCOUNTING STANDARDS [Text Block]

3. ADOPTION OF NEW ACCOUNTING STANDARDS

Standards not yet adopted

Classification of Liabilities as Current or Non-Current (Amendments to IAS 1)

The amendments to IAS 1 provide a more general approach to the classification of liabilities based on the contractual arrangements in place at the reporting date. The Company does not expect the amendments to IAS 1 to have a material impact on the Company's financial statements.

These amendments are effective for reporting periods beginning on or after January 1, 2024.